Risk management - Non derivative hedging instrument (Details) - Cash flow hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk management
Opening balance	$ 7,343	$ 6,265
Reassignment of hedging instruments	1,316	1,200
Realization of exports	(1,316)	(1,207)
Designation of new hedge items	4	1,085
Closing balance	$ 7,347	$ 7,343